Other Payables and Accruals - Schedule of Components of Other Payables and Accruals (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Components of Other Payables and Accruals [Abstract]
Accrued expenses	$ 28,080	$ 22,077	$ 208,454
Other payables	488,681	384,214	503,997
GST payable, net	112,066	88,109	93,399
Other payables and accruals	$ 628,827	$ 494,400	$ 805,850